FINANCIAL INSTRUMENTS - Fair value of financial instruments - Assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS
Financial assets	R$ 6,723,810	R$ 8,112,935
Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	509,030	2,338,097
Financial assets, at fair value	509,030	2,338,097
Trade accounts receivable - net
FINANCIAL INSTRUMENTS
Financial assets	5,176,958	4,875,394
Financial assets, at fair value	5,176,958	4,875,394
Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial assets	52,868	766
Financial assets, at fair value	52,868	766
Other current assets
FINANCIAL INSTRUMENTS
Financial assets	626,148	543,288
Financial assets, at fair value	626,148	543,288
Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	358,806	355,390
Financial assets, at fair value	R$ 358,806	R$ 355,390